UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stanford Investment Group, Inc.

Address:   2570 W. El Camino Real, Suite 520
           Mountain View, CA  94040


Form 13F File Number: 28-12391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa M. Barnea
Title:  CFO and CCO
Phone:  650-941-1717

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa M. Barnea                 Mountain View, CA                  2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $       34,522
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Logitech Intl SA New F      Com            H50430232    11417   667291 SH       SOLE       NONE     667291      0    0
Abaxis Inc.                 Com            002567105      204     8000 SH       SOLE       NONE       8000      0    0
Adobe Systems               Com            00724F101     1300    35339 SH       SOLE       NONE      35339      0    0
Cepheid                     Com            15670R107      125    10000 SH       SOLE       NONE      10000      0    0
Chevron Texaco Corp         Com            166764100      543     7053 SH       SOLE       NONE       7053      0    0
Cisco Systems               Com            17275R102      981    40981 SH       SOLE       NONE      40981      0    0
Walt Disney                 Com            254687106      265     8223 SH       SOLE       NONE       8223      0    0
Exelon Corp                 Com            30161N101      250     5125 SH       SOLE       NONE       5125      0    0
Expeditors Intl             Com            302130109      403    11600 SH       SOLE       NONE      11600      0    0
Exxon Mobil Corp            Com            30231G102      529     7755 SH       SOLE       NONE       7755      0    0
General Electric            Com            369604103      454    29996 SH       SOLE       NONE      29996      0    0
Hewlett Packard             Com            428236103      550    10668 SH       SOLE       NONE      10668      0    0
IBM Corp                    Com            459200101      273     2083 SH       SOLE       NONE       2083      0    0
IShares MSCI Aus Idex       ETF            464286103      308    13500 SH       SOLE       NONE      13500      0    0
IShares MSCI Canada Index   ETF            464286509      530    20135 SH       SOLE       NONE      20135      0    0
IShares MSCI BRIC Index     ETF            464286657      244     5330 SH       SOLE       NONE       5330      0    0
IShares MSCI Singapore      ETF            464286673      484    42150 SH       SOLE       NONE      42150      0    0
IShares Barclays TIPS Bond  ETF            464287176     1386    13335 SH       SOLE       NONE      13335      0    0
IShares MSCI Emerg Mkts     ETF            464287234     1928    46450 SH       SOLE       NONE      46450      0    0
IShares IBoxx Investop      ETF            464287242      269     2580 SH       SOLE       NONE       2580      0    0
IShares DJUS Basic Material ETF            464287838      387     6455 SH       SOLE       NONE       6455      0    0
IShares S&P Glo Materials   ETF            464288695      633    10180 SH       SOLE       NONE      10180      0    0
Johnson & Johnson           Com            478106104     1054    16372 SH       SOLE       NONE      16372      0    0
Market Vectors Tr Coal      ETF            57060U837     1008    27920 SH       SOLE       NONE      27920      0    0
Merck & Co. Inc.            Com            589331107      304     8328 SH       SOLE       NONE       8328      0    0
Microsoft                   Com            594918104      648    21273 SH       SOLE       NONE      21273      0    0
Monsanto Company            Com            6116W1019      204     2500 SH       SOLE       NONE       2500      0    0
Morningstar                 Com            617700109      227     4700 SH       SOLE       NONE       4700      0    0
Netapp Inc.                 Com            64120L104      716    20837 SH       SOLE       NONE      20837      0    0
Palm Inc                    Com            696643105      121    12088 SH       SOLE       NONE      12088      0    0
Paychex Inc.                Com            704326107      211     6900 SH       SOLE       NONE       6900      0    0
Power Integrations          Com            739276103      206     5654 SH       SOLE       NONE       5654      0    0
PowerShares Financial       ETF            73935X229      578    35400 SH       SOLE       NONE      35400      0    0
PowerShares Gldn Dragon Hal ETF            73935X401      841    34890 SH       SOLE       NONE      34890      0    0
Rydex S&P 500 Pure Value    ETF            78355W304      608    25715 SH       SOLE       NONE      25715      0    0
Rydex TR S&P Smallcap 600   ETF            78355W700      475    15420 SH       SOLE       NONE      15420      0    0
SPDR Trust Unit SR 1        ETF            78462F103      311     2788 SH       SOLE       NONE       2788      0    0
SPDR Gold Trust             ETF            78463V107      359     3350 SH       SOLE       NONE       3350      0    0
SPDR DB Intl Govt Infl-Prot ETF            78464A490      985    17645 SH       SOLE       NONE      17645      0    0
SPDR Oil & Gas Equip Svcs   ETF            78464A748      926    32525 SH       SOLE       NONE      32525      0    0
SPDR S&P Metals & Mining    ETF            78464A755      865    16770 SH       SOLE       NONE      16770      0    0
Sun Microsystems Inc.       Com            866810104      154    16390 SH       SOLE       NONE      16390      0    0
Western Union               Com            959802109      258    13700 SH       SOLE       NONE      13700      0    0


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